EQ ADVISORS TRUSTSM

EQ/Morgan Stanley Small Cap Growth Portfolio

SUPPLEMENT DATED JANUARY 20, 2026 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2025, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2025, as supplemented. You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may view, print, and download these documents, free of charge, at the Trust’s website at https://equitable-funds.com.

Effective immediately, David Cohen of Morgan Stanley Investment Management, Inc. no longer serves as a member of the team that is responsible for the securities selection, research and trading for the Active Allocated Portion of the EQ/Morgan Stanley Small Cap Growth Portfolio. All references to David Cohen in the Summary Prospectus, Prospectus and SAI are deleted in their entirety.